August 25, 2011

EDGAR FILING

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	EAGLE SERIES TRUST
File Nos. 033-57986 and 811-07470
Post-Effective Amendment No. 59

Ladies and Gentlemen:

Pursuant to General Instruction C.3.(g) of Form N-1A under the Investment Company Act of 1940, as amended, and Rule 405 of Regulation S-T, transmitted herewith on behalf of EAGLE SERIES TRUST (“Trust” or “Registrant”) is Post-Effective Amendment No. 59 to the Trust’s currently effective Registration Statement on Form N-1A relating to the R-6 Class shares of beneficial interest in the EAGLE SERIES TRUST – INVESTMENT GRADE BOND FUND and the EAGLE SERIES TRUST – SMALL CAP CORE VALUE FUND (“Funds”), each a series of the Trust. This transmission contains a conformed signature page, the manually signed original of which is maintained at the offices of the Trust.

The sole purpose of this filing is to submit exhibits containing risk/return summary information in interactive data format that is identical to the risk/return information contained in the Fund’s prospectus that was filed with the Securities and Exchange Commission in Post-Effective Amendment No. 59 to the Registrant’s registration statement on August 15, 2011 and as amended in the Trust’s filing of Form 497 on August 23, 2011.

If you have any questions or comments concerning the foregoing, please call me at 727-567-3526.

Very truly yours,

/s/ Susan L. Walzer

Susan L. Walzer

Principal Executive Officer

Attachments